Premises And Equipment - Major Categories of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 156,386	$ 151,168
Less accumulated depreciation	(100,485)	(93,197)
Premises and equipment, net	55,901	57,971
Land
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	19,603	19,577
Buildings
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	77,711	75,472
Equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	55,799	52,719
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 3,273	$ 3,400